Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 09, 2024
Entity Registrant Name	MURPHY USA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35914
Entity Tax Identification Number	46-2279221
Entity Address, Address Line One	200 Peach Street
Entity Address, City or Town	El Dorado,
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	71730-5836
City Area Code	870
Local Phone Number	875-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	MUSA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001573516
Amendment Flag	false
Current Fiscal Year End Date	--12-31